Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Retail Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	226
5 years	389
10 years	$ 839